FAIR VALUE MEASUREMENTS (Details 1) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014
Change in Estimated Fair Value Recognized in Results of Operations	$ (142,922)	$ (2,125,537)	$ 621,159
Revenue [Member]
Change in Estimated Fair Value Recognized in Results of Operations			$ 621,159
Expenses [Member]
Change in Estimated Fair Value Recognized in Results of Operations